Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
MP63 Fund
Shareholder Report [Line Items]
Fund Name	MP63 Fund, Inc. (DRIPX)
Class Name	MP63 Fund
Trading Symbol	DRIPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.
Additional Information Phone Number	1-877-676-3386
Additional Information Website	www.mp63fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$81.00	0.735%

Expenses Paid, Amount	$ 81.00
Expense Ratio, Percent	0.735%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Dear Fellow Shareholders,

The MP63 Fund (DRIPX) continues to follow the investing guidelines established at its inception in 1999: At least 80% of assets are invested in high-quality companies that pay dividends and offer the option to invest directly through a Dividend Reinvestment Plan (DRIP). The Fund's Expense Ratio during fiscal 2025 was 0.735%, comparing favorably with Large-Cap No-Load funds' 0.75%, but more than DRIPX's 0.72% in 2024.

As for performance: In 2025, the S&P 500® Index was up 16.39%, DRIPX was up only 13.91%, while the iShares Russell 1000 Value ETF was up 15.68%.

DRIPX has a large commitment to defensive sectors: Consumer Staples, Industrials, Utilities, and Healthcare--which were the worst performing sectors-while Tech, where it has less representation, was the best performer. But market favorites are not fixed, and that's why we remain committed to our allocations among sectors.

DRIPX's results YTD illustrate how momentum can shift. Energy, Materials, and Industrials have joined Tech as the leading sectors, causing our one-year results to climb to more than 20%. And, YTD, we are up 8.42%, beating all the indexes. But a comparison with peers, while interesting, is not our focus. DRIPX is committed to a strategy to minimize risk, and our asset-allocation is based on that objective. We favor companies with consistent and growing dividends, but our allocations also are mindful of growth potential, and corporate ethics.

Although this strategy caused the Fund to underperform in 2025--bringing our Morningstar ranking down from 3 stars to 2 stars, we retain the Morningstar Silver Medal** (confirming management's belief). The best performing stocks in the portfolio during the period: Coming (GLW), returning 216.40% and Caterpillar (CAT), returning 126.84%--both gaining from the AI boom. Ironically, the two worst performers, also probably responding to AI-but, negatively were: Paychex (PAYX), losing -36.78% and Tennant Co. (TNC), losing -24.86%.

Not to diminish the effect of global disruptions on market performance, we have confidence that over the long term the market will reward the patient long-term investor. As I've acknowledged previously in this space, the confidence and restraint of our educated fellow-shareholders deserve credit for the success of our strategy.

*Annualized

**Morningstar believes likely to outperform the market on a risk-adjusted basis over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS FOR PERIODS ENDING FEBRUARY 28, 2026

	1 Year	5 Years	10 Years	Ending Value
MP63 Fund, Inc.	18.69%	9.78%	11.30%	$29,171
S&P 500 Index	16.99%	14.17%	15.50%	$42,242
iShares Russell 1000 Value ETF	18.13%	11.59%	11.72%	$30,297

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-676-3386.

* Morningstar believes likely to outperform on a risk-adjusted basis over time.

Disclaimer:

Past performance is not a guarantee of future results. Principal loss is possible.

Fund holdings are subject to change. Please refer to the schedule of investments in the report for complete holdings information.

Net Assets	$ 100,487,764
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 320,947
Investment Company, Portfolio Turnover	11.02%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$100,487,764	67	11.02%	$320,947

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Corning, Inc.	4.48%
2.	Alphabet, Inc. Class A	3.51%
3.	RTX Corp.	3.50%
4.	Caterpillar, Inc.	3.22%
5.	The Travelers Companies, Inc.	2.89%
6.	NextEra Energy, Inc.	2.72%
7.	Exxon Mobil Corp.	2.58%
8.	Waste Management, Inc.	2.41%
9.	Union Pacific Corp.	2.34%
10.	Emerson Electric Co.	2.34%
	Total % of Net Assets	29.99%

Updated Prospectus Phone Number	1-877-676-3386
Updated Prospectus Web Address	www.mp63fund.com